Annual Total Returns - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017
Fidelity Advisor Overseas Fund - Class A
Bar Chart Table:
Annual Return 2013	30.67%
Annual Return 2014	(8.60%)
Annual Return 2015	3.63%
Annual Return 2016	(5.57%)
Annual Return 2017	29.64%
Annual Return 2018	(15.06%)
Annual Return 2019	27.38%
Annual Return 2020	14.71%
Annual Return 2021	18.92%
Annual Return 2022	(24.61%)